Common Control Mergers	12 Months Ended
Dec. 31, 2019
Common Control Mergers [Abstract]
COMMON CONTROL MERGERS

NOTE 7 — COMMON CONTROL MERGERS

On May 9, 2018, the Company acquired 100% of Omnisoft in exchange for the issuance of 1,833,333 shares of common stock. The acquisition of Omnisoft, was determined to be a common control transaction as each Company has the same two shareholders with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company’s consolidated financial statements at their respective carry-over basis. Under ASC 805, “Business Combinations,” the Company recorded the common control merger as of the earliest date presented in these consolidated financial statements, or January 1, 2018.

Accounts receivable	$250
Accounts payable	(602)
Accrued expenses – related party	(265,319)
Net liabilities assumed	$(265,671)

On May 9, 2018, the Company acquired 100% of Crowdpay in exchange for 2,916,667 shares of common stock. The acquisition of Crowdpay as a wholly owned subsidiary is considered a common control transaction as each Company has the same shareholder with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company’s consolidated financial statements at their respective carry-over basis. Under ASC 805, “Business Combinations,” the Company recorded the common control merger as of the earliest date presented in these condensed consolidated financial statements, or January 1, 2018.

Accounts receivable	$27,540
Other receivable – related party	1,705
Accounts payable and accrued expenses	(48,472)
Accrued expenses – related party	(149,645)
Net liabilities assumed	$(168,872)